TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2023
DISCLOSURE OF DETAILED INFORMATION ABOUT PAYABLES AND ACCRUED LIABILITIES
	Year ended March 31,
	$2023	2022
Group
Trade payable	2,387,778	741,807
Accruals	1,545,410	457,773
Bonus accrual	329,667	106,570
	4,262,855	1,306,150